Note 7 - Income Taxes (Tables)	12 Months Ended
Jun. 28, 2015
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	June 28, 2015	June 29, 2014
Deferred tax:
Land, buildings, and equipment	$696,244	$827,197
Unrealized gain on available-for-sale securities	1,509,633	1,596,862
Prepaid expenses and other	(25,849)	(31,138)
Deferred tax liabilities	$2,180,028	$2,392,921

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Years Ended
	2015	2014
Taxes computed at statutory rate	34.0%	34.0%
State income taxes, net of Federal income tax benefit	2.8	(4.6)
Dividends received exclusion	(2.8)	(6.6)
All other net	(2.3)	3.7
	31.7%	26.5%
	For the Years Ended
	2015	2014
Taxes computed at statutory rate	34.0%	34.0%
State income taxes, net of Federal income tax benefit	2.8	(4.6)
Dividends received exclusion	(2.8)	(6.6)
All other net	(2.3)	3.7
	31.7%	26.5%